Financial Instruments (Contractual Maturities) (Details) (USD $)	Dec. 31, 2014
Interest Rate Swap [Member]
Derivative Contractual Obligation Fiscal Year Maturity [Line Items]
Less than 1 year	$ 13,173,000
1-3 years	8,078,000
4-5 years	1,496,000
After 5 years	645,000
Total	23,392,000
Commodity Contract [Member]
Derivative Contractual Obligation Fiscal Year Maturity [Line Items]
Less than 1 year	3,384,000
1-3 years	0
4-5 years	0
After 5 years	0
Total	3,384,000
Foreign Exchange Contract [Member]
Derivative Contractual Obligation Fiscal Year Maturity [Line Items]
Less than 1 year	0
1-3 years	0
4-5 years	0
After 5 years	0
Total	$ 0